Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.00 par value, reserved for future issuance pursuant to the Peoples Financial Services Corp. 2023 Equity Incentive Plan
Amount Registered | shares	148,304
Proposed Maximum Offering Price per Unit	60.92
Maximum Aggregate Offering Price	$ 9,034,679.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,247.69
Offering Note	Common Stock, $2.00 par value, reserved for future issuance pursuant to the Peoples Financial Services Corp. 2023 Equity Incentive Plan Fee Calculation Details (a) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), as amended, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions. (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant's common shares as quoted on the Nasdaq Stock Market on June 8, 2026, which was $60.92.